ACQUISITION	3 Months Ended
Mar. 31, 2017
ACQUISITION
ACQUISITION

NOTE 3— ACQUISITION

On March 10, 2017, the Company completed its acquisition (the “Permian Acquisition”) of Gregory Rockhouse Ranch, Inc. and certain other affiliated entities and assets (collectively, the “GRR Entities”). The GRR Entities provide water and water‑related services to E&P companies in the Permian Basin and own and have rights to a vast array of fresh, brackish and effluent water sources with access to significant volumes of water annually and water transport infrastructure, including over 900 miles of temporary and permanent pipeline infrastructure and related storage facilities and pumps, all located in the northern Delaware Basin portion of the Permian Basin.

The total consideration paid for this acquisition was $56.5 million, with $51.0 million paid in cash and $5.5 million paid in shares of Class A common stock valued at $20.00 per share, subject to customary post‑closing adjustments. The Company funded the cash portion of the consideration for the Permian Acquisition with $17.0 million of cash on hand and $34.0 million of borrowings under the Company’s Credit Facility. For the three months ended March 31, 2017, the Company expensed $0.7 million of transaction-related costs. The Permian Acquisition is being accounted for as a business combination under the acquisition method of accounting. The preliminary allocation of the consideration transferred is based on management’s estimates, judgments and assumptions. When determining the fair values of assets acquire and liabilities assumed, management made significant estimates, judgments, and assumptions. These estimates, judgments and assumptions are subject to change upon final valuation and should be treated as preliminary values. Management estimated that consideration paid exceeded the fair value of the net assets acquired. Therefore, goodwill of $10.7 million was recorded. The goodwill recognized is primarily attributable to synergies related to the Company’s comprehensive water solutions strategy that are expected to arise from the Permian Acquisition and is attributable to the Company’s Water Solutions segment. The assets acquired and liabilities assumed and the results of operations of the acquired business are included in the Company’s Water Solutions segment. The following table summarizes the consideration transferred and the estimated fair value of identified assets acquired and liabilities assumed at the date of acquisition:

Preliminary purchase price allocation	Amount
Consideration transferred	(in thousand)
Cash paid	$51,000
Class A common stock issued	5,500
Total consideration transferred	56,500
Less: identified assets
Working capital	6,000
Fixed assets	13,225
Customer relationship intangible assets	21,392
Other intangible assets	5,150
Total identified assets	45,767
Goodwill	$10,733

The Permian Acquisition contributed revenue and net income of $1.9 million and $0.3 million, respectively, to the Company for the period from March 10, 2017 to March 31, 2017. The following unaudited consolidated pro forma information is presented as if the Permian Acquisition had occurred on January 1, 2016:

	Pro Forma
	Three Months Ended March 31,
	2017	2016
	(unaudited)
	(in thousands)
Revenue	$105,531	$83,942

Net loss	$(12,055)	$(26,242)
Less: net loss attributable to noncontrolling interests[1]	7,932	17,369
Net loss attributable to Select Energy Services, Inc.[1]	$(4,123)	$(8,873)

 [1] The allocation of net loss attributable to noncontrolling interests and Select Energy Services gives effect to the corporate reorganization as though the 144A Offering occurred as of January 1, 2016. However, the calculation of pro forma net loss does not give effect to any pro forma adjustments for the 144A Offering.

The unaudited pro forma amounts above have been calculated after applying the Company’s accounting policies and adjusting the Permian Acquisition results to reflect the increase to depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had been applied from January 1, 2016 and other related pro forma adjustments. The pro forma amounts do not include any potential synergies, cost savings or other expected benefits of the Permian Acquisition, and are presented for illustrative purposes only and are not necessarily indicative of results that would have been achieved if the Permian Acquisition had occurred as of January 1, 2016 or of future operating performance.